Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2019
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Schedule of Effect of Adoption of IFRS 15 to IFRS 9 for Consolidated Financial Statement

The following table presents the effect of the adoption of IFRS 15 and IFRS 9 on the SMBC Group’s consolidated financial statements, showing separately the changes arising from reclassification and any associated remeasurement, and the impact of increased impairment. The SMBC Group adopted the standards retrospectively by adjusting the consolidated statement of financial position at the date of initial application, and has not restated comparatives as permitted by IFRS 15 and IFRS 9.

	At March 31, 2018	Effect of adoption of IFRS 15	Effect of adoption of IFRS 9		At April 1, 2018
			Classification and measurement/ Presentation	Impairment
	(In millions)
Assets:
Cash and deposits with banks	¥54,696,069	¥—	¥(50,597)	¥—	¥54,645,472
Call loans and bills bought	1,881,880	—	—	—	1,881,880
Reverse repurchase agreements and cash collateral on securities borrowed	8,491,703	—	—	—	8,491,703
Trading assets	3,169,123	—	—	—	3,169,123
Derivative financial instruments	3,885,271	—	—	—	3,885,271
Financial assets at fair value through profit or loss	1,547,672	—	1,562,703	—	3,110,375
Investment securities	20,495,075	—	(1,347,917)	—	19,147,158
Loans and advances	85,129,070	—	(163,934)	(159,944)	84,805,192
Investments in associates and joint ventures	730,414	—	—	—	730,414
Property, plant and equipment	1,510,132	—	—	—	1,510,132
Intangible assets	835,902	—	—	—	835,902
Other assets(1)(2)	4,043,908	21,662	(106,673)	—	3,958,897
Current tax assets	87,961	—	—	—	87,961
Deferred tax assets	19,436	(423)	—	179	19,192
Assets held for sale	5,651,950	—	—	(3,237)	5,648,713

Total assets	¥192,175,566	¥21,239	¥(106,418)	¥(163,002)	¥191,927,385

Liabilities:
Deposits	¥128,461,527	¥—	¥—	¥—	¥128,461,527
Call money and bills sold	1,190,929	—	—	—	1,190,929
Repurchase agreements and cash collateral on securities lent	12,022,593	—	—	—	12,022,593
Trading liabilities	2,143,899	—	—	—	2,143,899
Derivative financial instruments	3,498,016	—	—	—	3,498,016
Borrowings	10,652,481	—	—	—	10,652,481
Debt securities in issue	10,569,117	—	—	—	10,569,117
Provisions	188,267	1,858	—	23,125	213,250
Other liabilities(2)	6,882,740	(1,858)	(106,612)	25,021	6,799,291
Current tax liabilities	55,516	—	—	—	55,516
Deferred tax liabilities	397,741	6,405	59	(63,520)	340,685
Liabilities directly associated with the assets held for sale	3,616,941	—	—	—	3,616,941

Total liabilities	179,679,767	6,405	(106,553)	(15,374)	179,564,245

Equity:
Capital stock	2,338,743	—	—	—	2,338,743
Capital surplus	863,505	—	—	—	863,505
Retained earnings(3)	5,149,193	10,776	403,458	(143,820)	5,419,607
Treasury stock	(12,493)	—	—	—	(12,493)

Equity excluding other reserves	8,338,948	10,776	403,458	(143,820)	8,609,362
Other reserves(3)	2,324,349	—	(403,323)	—	1,921,026

Equity attributable to shareholders of Sumitomo Mitsui Financial Group, Inc.	10,663,297	10,776	135	(143,820)	10,530,388
Non-controlling interests	1,232,980	4,058	—	(3,808)	1,233,230
Equity attributable to other equity instruments holders	599,522	—	—	—	599,522

Total equity	12,495,799	14,834	135	(147,628)	12,363,140

Total equity and liabilities	¥192,175,566	¥21,239	¥(106,418)	¥(163,002)	¥191,927,385

(1)

Following the adoption of IFRS 15, certain costs of obtaining and fulfilling a contract with a credit card customer, previously recognized within “General and administrative expenses,” are capitalized as a cost to obtain asset and recognized within “Other assets.” Expense will be recognized as a result of the amortization of these capitalized costs over the expected life of the credit card. The impact of IFRS 15 adoption for the SMBC Group is not material.

(2)	Following the adoption of IFRS 9, certain receivables for future premiums and unearned revenue related to financial guarantees decreased by the same amount without any impact on total equity.
(3)

Impairment losses recognized under IAS 39 on equity instruments for which the SMBC Group made an irrevocable election at initial recognition to present subsequent changes in fair value in other comprehensive income under IFRS 9 were, in principle, reclassified from retained earnings to other reserves at April 1, 2018. However, of those impairment losses, the amounts above the threshold to qualify for a tax deduction in previous years were not reclassified from retained earnings to other reserves at April 1, 2018.

Summary of Impact of Changes to Total Assets Under Classification and Measurement of Financial Assets and Impairment

The following table provides an overview of the impact of the changes to total assets under classification and measurement of financial assets, and impairment.

	Classification under IAS 39(1)	Classification under IFRS 9(1)	At March 31, 2018	Classification and Presentation	Measurement and Impairment	At April 1, 2018
			(In millions)
Cash and deposits with banks(2)			¥54,696,069	¥(50,597)	¥—	¥54,645,472
	L&R	AC	54,645,472	—	—	54,645,472
	L&R	FVPL	45,824	(45,824)	—	—
	FVPL	FVPL	4,773	(4,773)	—	—
Call loans and bills bought	L&R	AC	1,881,880	—	—	1,881,880
Reverse repurchase agreements and cash collateral on securities borrowed	L&R	AC	8,491,703	—	—	8,491,703
Trading assets	FVPL	FVPL	3,169,123	—	—	3,169,123
Derivative financial instruments	FVPL	FVPL	3,885,271	—	—	3,885,271
Financial assets at fair value through profit or loss(2)(3)(4)			1,547,672	1,562,509	194	3,110,375
	FVPL	FVPL	1,547,672	10,530	—	1,558,202
	L&R	FVPL	—	206,650	194	206,844
	AFS	FVPL	—	1,345,329	—	1,345,329
Investment securities(2)(4)(5)(6)			20,495,075	(1,347,917)	—	19,147,158
	HTM	AC	372,459	—	—	372,459
	AFS	FVPL	1,345,329	(1,345,329)	—	—
	AFS	FVOCI	18,774,699	—	—	18,774,699
	FVPL	FVPL	2,588	(2,588)	—	—
Loans and advances(2)(3)			85,129,070	(163,934)	(159,944)	84,805,192
	L&R	AC	84,965,136	—	(159,944)	84,805,192
	L&R	FVPL	160,765	(160,765)	—	—
	FVPL	FVPL	3,169	(3,169)	—	—
Other financial assets(7)(8)			3,598,642	(106,673)	—	3,491,969
	L&R	AC	3,598,581	(106,612)	—	3,491,969
	L&R	FVPL	61	(61)	—	—
Financial assets included in assets held for sale(4)(6)			3,208,771	—	(3,237)	3,205,534
	L&R	AC	3,098,196	—	(3,237)	3,094,959
	AFS	FVOCI	69,884	—	—	69,884
	AFS	FVPL	38,998	—	—	38,998
	FVPL	FVPL	1,693	—	—	1,693

(1)

In “Classification under IAS 39,” FVPL, HTM, L&R and AFS represent fair value through profit or loss, held-to-maturity, loans and receivables and available-for-sale, respectively. In “Classification under IFRS 9,” AC, FVOCI and FVPL represent amortized cost, fair value through other comprehensive income and fair value through profit or loss, respectively.

(2)

Certain deposits with banks, loans and advances, and investment securities are hybrid instruments, which consist of host contracts and embedded derivatives. These host contracts were classified as L&R or AFS, while the embedded derivatives were separately accounted for and classified as FVPL, if certain criteria were met under IAS 39. These hybrid instruments are classified in their entirety as FVPL if they do not meet the conditions for solely payments of principal and interest (“SPPI”) under IFRS 9. The separated embedded derivatives were presented together with the host contracts in the consolidated statement of financial position under IAS 39. The entire hybrid instruments are presented as “Financial assets at fair value through profit or loss” in the consolidated statement of financial position under IFRS 9.

(3)

Certain loans and advances which were classified as L&R under IAS 39 are classified as FVPL under IFRS 9 if they do not meet the conditions for SPPI or they are held within a business model whose objective is not to hold those assets to collect contractual cash flows, but to hold those assets for sale. Those loans and advances include subordinated loans and syndicated loans held for sale. They are presented as “Financial assets at fair value through profit or loss” in the consolidated statement of financial position under IFRS 9.

(4)

Financial assets which do not meet the conditions for SPPI, such as investment funds, classified as AFS under IAS 39, are classified as FVPL under IFRS 9. They are presented as “Financial assets at fair value through profit or loss” in the consolidated statement of financial position under IFRS 9, except for the financial assets held by Sumitomo Mitsui Finance and Leasing Company, Limited (“SMFL”) which are presented as “Assets held for sale” in the consolidated statement of financial position.

(5)

Certain debt instruments which were classified as AFS under IAS 39 are classified as FVOCI under IFRS 9 if they meet the conditions for SPPI and are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets. Those debt instruments include Japanese government bonds and U.S. Treasury securities.

(6)

The SMBC Group made an irrevocable election at initial recognition for certain non-trading equity instruments, which were classified as AFS under IAS 39, to present subsequent changes in fair value in other comprehensive income under IFRS 9. The fair values of such instruments were ¥4,586,730 million at April 1, 2018. The financial assets held by SMFL are presented as “Assets held for sale” in the consolidated statement of financial position.

(7)	“Other financial assets” consist of assets that meet the definition of financial assets but are not presented in any of the other line items.
(8)	Following the adoption of IFRS 9, certain receivables for future premiums and unearned revenue related to financial guarantees decreased by the same amount without any impact on total equity.

Summary of Impact upon Adoption of IFRS 9 Impairment

The following table reconciles the closing impairment allowance for loans and receivables in accordance with IAS 39 and provisions for loan commitments and financial guarantee contracts in accordance with IAS 37 “Provisions, contingent liabilities and contingent assets” at March 31, 2018 to the opening ECL allowance determined in accordance with IFRS 9 at April 1, 2018.

	At March 31, 2018 (IAS 39/IAS 37)	Remeasurement	At April 1, 2018 (IFRS 9)(4)
	(In millions)
Loans and advances(1)	¥491,676	¥159,944	¥651,620
Loan commitments(2)	4,374	23,125	27,499
Financial guarantees(3)	1,498	25,021	26,519

(1)

“Loans and advances” mainly includes allowances for loans and advances. It also includes allowance for undrawn components of loan commitments issued to retail customers for which cannot be separately identified from that for the drawn components, and that for other financial assets measured at amortized cost.

(2)	The ECL allowance is measured for loan commitments issued to wholesale customers.
(3)	“Financial guarantees” represents the amount of the provision or ECL allowance in excess of the unearned revenues related to financial guarantees.
(4)	The result of the ECL calculation for debt instruments at FVOCI at April 1, 2018 was not material.